Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We face significant and persistent cybersecurity risks due to: the breadth of geographies, networks, and systems we must defend against cybersecurity attacks; the complexity, technical sophistication, value, and widespread use of our systems, products and processes; the attractiveness of our systems, products and processes to threat actors (including state-sponsored organizations) seeking to inflict harm on us or our customers; and the substantial level of harm that could occur to us and our customers were we to suffer impacts of a material cybersecurity incident; and our use of third-party products, services and components. We are committed to maintaining robust governance and oversight of these risks and to implementing mechanisms, controls, technologies, and processes designed to help us assess, identify, and manage these risks. While we have not, as of the date of this annual report, experienced a cybersecurity threat or incident that resulted in a material adverse impact to our business or operations, there can be no guarantee that we will not experience such an incident in the future. Such incidents, whether or not successful, could result in our incurring significant costs related to, for example, rebuilding our internal systems, implementing additional threat protection measures, providing modifications or replacements to our products and services, defending against litigation, responding to regulatory inquiries or actions, paying damages, providing customers with incentives to maintain a business relationship with us, or taking other remedial steps with respect to third parties, as well as incurring significant reputational harm. In addition, these threats are constantly evolving, thereby increasing the difficulty of successfully defending against them or implementing adequate preventative measures. We have seen an increase in cyberattack volume, frequency, and sophistication. We seek to detect and investigate unauthorized attempts and attacks against our network, products, and services, and to prevent their occurrence and recurrence where practicable through changes or updates to our internal processes and tools and changes or updates to our products and services; however, we remain potentially vulnerable to known or unknown threats. In some instances, we, our suppliers, our customers, and the users of our products and services can be unaware of a threat or incident or its magnitude and effects. Further, there is increasing regulation regarding responses to cybersecurity incidents, including reporting to regulators, which could subject us to additional liability and reputational harm. See "Risk Factors" for more information on our cybersecurity risks and product vulnerability risks.
We aim to incorporate industry best practices throughout our cybersecurity program. Our cybersecurity strategy focuses on implementing effective and efficient controls, technologies, and other processes to assess, identify, and manage material cybersecurity risks. Our cybersecurity program is designed to be aligned with applicable industry standards and is assessed annually by independent third-party auditors. We have processes in place to assess, identify, manage, and address material cybersecurity threats and incidents. These include, among other things: annual and ongoing security awareness training for employees; mechanisms to detect and monitor unusual network activity; and containment and incident response tools. We actively engage with industry groups for benchmarking and awareness of best practices. We monitor issues that are internally discovered or externally reported that may affect our products and have processes to assess those issues for potential cybersecurity impact or risk. We also have a process in place to manage cybersecurity risks associated with third-party service providers.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
We face significant and persistent cybersecurity risks due to: the breadth of geographies, networks, and systems we must defend against cybersecurity attacks; the complexity, technical sophistication, value, and widespread use of our systems, products and processes; the attractiveness of our systems, products and processes to threat actors (including state-sponsored organizations) seeking to inflict harm on us or our customers; and the substantial level of harm that could occur to us and our customers were we to suffer impacts of a material cybersecurity incident; and our use of third-party products, services and components. We are committed to maintaining robust governance and oversight of these risks and to implementing mechanisms, controls, technologies, and processes designed to help us assess, identify, and manage these risks. While we have not, as of the date of this annual report, experienced a cybersecurity threat or incident that resulted in a material adverse impact to our business or operations, there can be no guarantee that we will not experience such an incident in the future. Such incidents, whether or not successful, could result in our incurring significant costs related to, for example, rebuilding our internal systems, implementing additional threat protection measures, providing modifications or replacements to our products and services, defending against litigation, responding to regulatory inquiries or actions, paying damages, providing customers with incentives to maintain a business relationship with us, or taking other remedial steps with respect to third parties, as well as incurring significant reputational harm. In addition, these threats are constantly evolving, thereby increasing the difficulty of successfully defending against them or implementing adequate preventative measures. We have seen an increase in cyberattack volume, frequency, and sophistication. We seek to detect and investigate unauthorized attempts and attacks against our network, products, and services, and to prevent their occurrence and recurrence where practicable through changes or updates to our internal processes and tools and changes or updates to our products and services; however, we remain potentially vulnerable to known or unknown threats. In some instances, we, our suppliers, our customers, and the users of our products and services can be unaware of a threat or incident or its magnitude and effects. Further, there is increasing regulation regarding responses to cybersecurity incidents, including reporting to regulators, which could subject us to additional liability and reputational harm. See "Risk Factors" for more information on our cybersecurity risks and product vulnerability risks.
We aim to incorporate industry best practices throughout our cybersecurity program. Our cybersecurity strategy focuses on implementing effective and efficient controls, technologies, and other processes to assess, identify, and manage material cybersecurity risks. Our cybersecurity program is designed to be aligned with applicable industry standards and is assessed annually by independent third-party auditors. We have processes in place to assess, identify, manage, and address material cybersecurity threats and incidents. These include, among other things: annual and ongoing security awareness training for employees; mechanisms to detect and monitor unusual network activity; and containment and incident response tools. We actively engage with industry groups for benchmarking and awareness of best practices. We monitor issues that are internally discovered or externally reported that may affect our products and have processes to assess those issues for potential cybersecurity impact or risk. We also have a process in place to manage cybersecurity risks associated with third-party service providers.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our board of directors has ultimate oversight of cybersecurity risk. The board of directors is assisted by the Audit Committee, which regularly reviews our cybersecurity program with management and reports to the board of directors. Cybersecurity reviews by the Audit Committee or the board of directors generally occur at least annually, or more frequently as determined to be necessary or advisable.

During 2024, we completed our ISO 27001:2022 certifications and started the process of recertification in Cyber Security Essentials and Cyber Security Essentials Plus.

Our cybersecurity program is under the daily management of our Cyber Security Manager (“CSM”), appointed in 2024. The CSM reports to the Director of IT Infrastructure & Security (“DIS”), who is responsible for overseeing security and technical audits. The DIS, in turn, reports to our Vice President of Technology (“VPT”). The DIS ensures comprehensive monitoring of prevention, detection, mitigation, and remediation efforts through regular communication, reporting, independent industry expert advice, technological tools, and third-party audit results. Both the DIS (since 2022) and CSM have extensive experience in assessing and managing cybersecurity programs and risks. We have established an escalation process to promptly inform senior management and the board of directors of material cybersecurity issues.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors has ultimate oversight of cybersecurity risk. The board of directors is assisted by the Audit Committee, which regularly reviews our cybersecurity program with management and reports to the board of directors.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board of directors has ultimate oversight of cybersecurity risk. The board of directors is assisted by the Audit Committee, which regularly reviews our cybersecurity program with management and reports to the board of directors. Cybersecurity reviews by the Audit Committee or the board of directors generally occur at least annually, or more frequently as determined to be necessary or advisable.
Cybersecurity Risk Role of Management [Text Block]
Our cybersecurity program is under the daily management of our Cyber Security Manager (“CSM”), appointed in 2024. The CSM reports to the Director of IT Infrastructure & Security (“DIS”), who is responsible for overseeing security and technical audits. The DIS, in turn, reports to our Vice President of Technology (“VPT”). The DIS ensures comprehensive monitoring of prevention, detection, mitigation, and remediation efforts through regular communication, reporting, independent industry expert advice, technological tools, and third-party audit results. Both the DIS (since 2022) and CSM have extensive experience in assessing and managing cybersecurity programs and risks. We have established an escalation process to promptly inform senior management and the board of directors of material cybersecurity issues.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]
Our cybersecurity program is under the daily management of our Cyber Security Manager (“CSM”), appointed in 2024. The CSM reports to the Director of IT Infrastructure & Security (“DIS”), who is responsible for overseeing security and technical audits. The DIS, in turn, reports to our Vice President of Technology (“VPT”). The DIS ensures comprehensive monitoring of prevention, detection, mitigation, and remediation efforts through regular communication, reporting, independent industry expert advice, technological tools, and third-party audit results.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Both the DIS (since 2022) and CSM have extensive experience in assessing and managing cybersecurity programs and risks.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	We have established an escalation process to promptly inform senior management and the board of directors of material cybersecurity issues.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true